Other comprehensive income (loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other comprehensive income (loss)
Equity method investees - share of OCI, Pretax	€ 22,705	€ (25,334)	€ 58,166
Equity method investees - share of OCI, net	22,705	(25,334)	58,166
FVOCI equity investments, pretax	2,883	37,660	19,439
FVOCI equity investments, tax	(231)	(8,492)	(2,326)
FVOCI equity investments, net	2,652	29,168	17,113
Actuarial gains (losses) on defined benefit pension plans, Pretax	318,595	(15,781)	4,176
Actuarial gain (loss) on defined benefit pension plans, Tax effect	(94,062)	4,407	(1,191)
Actuarial gain (loss) on defined benefit pension plans, Net	224,533	(11,374)	2,985
Foreign currency translation effects	826,847	1,034,239	(1,359,397)
Foreign currency translation adjustment, Net	826,847	1,034,239	(1,359,397)
FVOCI debt securities, pretax	(44,996)	(9,892)	29,096
FVOCI debt securities, tax	8,050	1,482	(5,048)
FVOCI debt securities, net	(36,946)	(8,410)	24,048
Changes in fair value of cash flow hedges during the period, Pretax	12,036	(3,585)	6,123
Changes in fair value of cash flow hedges during the period, Tax effect	(3,045)	1,013	(1,839)
Changes in fair value of cash flow hedges during the period, Net	8,991	(2,572)	4,284
Cost of hedging, Pretax	(3,379)	126	(2,062)
Cost of hedging, Tax effect	887	(7)	608
Cost of hedging, Net	(2,492)	119	(1,454)
Reclassification adjustments, pretax	3,756	2,277	(1,282)
Reclassification adjustments, Tax effect	(1,044)	(599)	482
Reclassification adjustments, Net	2,712	1,678	(800)
Total other comprehensive income (loss) relating to cash flow hedges, Pretax	12,413	(1,182)	2,779
Total other comprehensive income (loss) relating to cash flow hedges, Tax effect	(3,202)	407	(749)
Total other comprehensive income (loss) relating to cash flow hedges, Net	9,211	(775)	2,030
Other comprehensive income (loss), Pretax	1,138,447	1,019,710	(1,245,741)
Other comprehensive income (loss), Tax effect	(89,445)	(2,196)	(9,314)
Other comprehensive income (loss), net of tax	€ 1,049,002	€ 1,017,514	€ (1,255,055)